8. Derivative Liabilities	3 Months Ended	9 Months Ended
	Mar. 31, 2015	Sep. 30, 2015
Quarter Three Report [Member]
8. Derivative Liabilities

Note 8 Derivative Liabilities

The Company identified conversion features embedded within convertible debt and warrants issued in 2013. The Company has determined that the features associated with the embedded conversion option, in the form a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

As a result of the application of ASC No. 815, the fair value of the ratchet feature related to convertible debt and warrants is summarized as follow:

	September 30, 2015	December 31, 2014
Fair value at the commitment date - convertible debt	$4,892,234	$4,892,234
Fair value at the commitment date - warrants	677,214	677,214
Reclassification of derivative liabilities to additional paid in capital related to warrants exercised that ceased being a derivative liability	(214,769)	(214,769)
Fair value mark to market adjustment - stock options	(25,614)	(25,614)
Fair value mark to market adjustment - convertible debt	6,780,996	(663,602)
Fair value mark to market adjustment - warrants	(123,447)	(13,701)
Totals	$12,009,481	$4,651,762

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as September 30, 2015:

	Commitment Date	Re-measurement Date

Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2 - 5 years	0.16 – 3.74 years
Risk free interest rate	0.29% - 1.68%	0.64% - 1.37%

Quarter One Report [Member]
8. Derivative Liabilities

Note 7 Derivative Liabilities

The Company identified conversion features embedded within convertible debt and warrants issued in 2013. The Company has determined that the features associated with the embedded conversion option, in the form a ratchet provision, should be accounted for at fair value, as a derivative liability, as the Company cannot determine if a sufficient number of shares would be available to settle all potential future conversion transactions.

As a result of the application of ASC No. 815, the fair value of the ratchet feature related to convertible debt and warrants is summarized as follow:

	March 31, 2015	December 31, 2014

Fair value at the commitment date - convertible debt	$4,892,234	$4,892,234
Fair value at the commitment date - warrants	677,214	677,214
Reclassification of derivative liabilities to additional paid in capital related to warrants exercised that ceased being a derivative liability	(214,769)	(214,769)
Fair value mark to market adjustment - stock options	(16,440)	(25,614)
Fair value mark to market adjustment - convertible debt	(937,476)	(668,189)
Fair value mark to market adjustment - warrants	(16,744)	(13,701)
Totals	$4,379,432	$4,647,175

The fair value at the commitment and re-measurement dates for the Company’s derivative liabilities were based upon the following management assumptions as of M:

	Commitment Date	Remeasurement Date

Expected dividends	0%	0%
Expected volatility	150%	150%
Expected term	2 - 5 years	0.9 - 3.91 years
Risk free interest rate	0.29% - 1.68%	0.67% - 1.65%